Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

March 31, 2009

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Virtus Equity Trust

(Virtus Balanced Fund &

Virtus Income & Growth Fund)

CIK 0000034273

(File No. 811-00945)

Ladies and Gentlemen:

Pursuant to the Securities Exchange Act of 1934, as amended, and Rule 14a-6(a) thereunder, enclosed for filing electronically is the preliminary proxy statement on Schedule 14A of Virtus Equity Trust, on behalf of the Virtus Balanced Fund and Virtus Income & Growth Fund.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1227.

Very truly yours,

/s/ Arie Heijkoop, Jr.
Arie Heijkoop, Jr.

Enclosures

cc:	Kevin J. Carr, Esq.

Ann Flood